Stock-Based Compensation (Summary Of Darden Stock Unit Activity) (Details) - Darden stock units shares in Thousands	12 Months Ended
May 29, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	1,370
Awards issued in conversion as a result of the separation of Four Corners (shares)	180
Units granted (shares)	320
Units vested (shares)	(340)
Units canceled (shares)	(100)
Outstanding end of period (shares)	1,430
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 65.54
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	64.75
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	63.91
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	47.75
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 67.48